7. Senior Debt: Schedule of Senior Debt (Details) - Senior Notes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt, Weighted Average Interest Rate	3.15%	3.17%	3.18%
Short-term Debt, Maximum Amount Outstanding During Period	$ 388,489	$ 335,186	$ 308,015
Short-term Debt, Average Outstanding Amount	$ 356,980	$ 322,808	$ 291,843
Debt, Weighted Average Interest Rate during period	3.32%	3.33%	3.46%
Notes Payable to Banks
Debt, Weighted Average Interest Rate	3.75%	3.75%	3.75%
Short-term Debt, Maximum Amount Outstanding During Period	$ 45	$ 45	$ 45
Short-term Debt, Average Outstanding Amount	$ 1	$ 1	$ 1
Debt, Weighted Average Interest Rate during period	3.75%	3.75%	3.75%
Senior Demand Notes
Debt, Weighted Average Interest Rate	1.73%	1.73%	1.72%
Short-term Debt, Maximum Amount Outstanding During Period	$ 71,001	$ 60,561	$ 55,196
Short-term Debt, Average Outstanding Amount	$ 61,713	$ 58,328	$ 53,060
Debt, Weighted Average Interest Rate during period	1.72%	1.72%	1.76%
Commercial Paper
Debt, Weighted Average Interest Rate	3.47%	3.48%	3.49%
Short-term Debt, Maximum Amount Outstanding During Period	$ 317,488	$ 276,656	$ 253,960
Short-term Debt, Average Outstanding Amount	$ 295,263	$ 264,479	$ 238,782
Debt, Weighted Average Interest Rate during period	3.48%	3.49%	3.61%